Schedule of Information Related to Stock Options (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Offsetting Assets [Line Items]
Weighted Average Exercise Price	$ 2.15	$ 2.00
Number of Options	10,039,348	8,755,179
Options exercisable, weighted average remaining life in years	5 years 6 months
Number of Options, exercisable	8,258,023
Weighted Average Exercise Price, Beginning Balance	$ 2.00
Equity Option [Member]
Offsetting Assets [Line Items]
Weighted Average Exercise Price		$ 2.00	$ 1.72	$ 1.68
Number of Options		8,755,179	7,196,250	7,022,680
Number of Options, exercisable		6,289,107
Stock option outstanding weighted average remaining contractual life		6 years 4 months 24 days
Weighted Average Exercise Price, Beginning Balance	2.00	$ 1.72
Stock option outstanding weighted average remaining contractual life, Exercisable		5 years 8 months 12 days
Equity Option [Member] | Exercise Price Range One [Member]
Offsetting Assets [Line Items]
Weighted Average Exercise Price		$ 1.00
Number of Options		3,338,767
Number of Options, exercisable		3,338,767
Stock option outstanding weighted average remaining contractual life		4 years 1 month 6 days
Weighted Average Exercise Price, Beginning Balance	1.00
Equity Option [Member] | Exercise Price Range Two [Member]
Offsetting Assets [Line Items]
Weighted Average Exercise Price		$ 2.30
Number of Options		3,632,246
Number of Options, exercisable		2,421,494
Stock option outstanding weighted average remaining contractual life		7 years 3 months 18 days
Weighted Average Exercise Price, Beginning Balance	2.30
Equity Option [Member] | Exercise Price Range Three [Member]
Offsetting Assets [Line Items]
Weighted Average Exercise Price			$ 3.25
Number of Options		1,784,166
Number of Options, exercisable		528,846
Stock option outstanding weighted average remaining contractual life		9 years 3 months 18 days
Weighted Average Exercise Price, Beginning Balance		$ 3.25
Stock Option One [Member]
Offsetting Assets [Line Items]
Weighted Average Exercise Price	$ 1.00
Number of Options	3,338,767
Options exercisable, weighted average remaining life in years	3 years 3 months 18 days
Number of Options, exercisable	3,338,767
Stock Option Two [Member]
Offsetting Assets [Line Items]
Weighted Average Exercise Price	$ 2.25
Number of Options	61,380
Options exercisable, weighted average remaining life in years	9 years 8 months 12 days
Number of Options, exercisable	61,380
Stock Option Three [Member]
Offsetting Assets [Line Items]
Weighted Average Exercise Price	$ 2.3
Number of Options	3,668,913
Options exercisable, weighted average remaining life in years	6 years 6 months
Number of Options, exercisable	3,644,468
Stock Option Four [Member]
Offsetting Assets [Line Items]
Weighted Average Exercise Price	$ 3.25
Number of Options	2,970,288
Options exercisable, weighted average remaining life in years	8 years 7 months 6 days
Number of Options, exercisable	1,213,408
Equity Option [Member]
Offsetting Assets [Line Items]
Number of Options	10,039,348
Options exercisable, weighted average remaining life in years	5 years 6 months
Number of Options, exercisable	8,258,023